Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 563,275		$ 341,683		$ 674,469	$ 772,678
Short-term investments	246,273		402,882
Long-term investments	45,138		102,185
Long term investment maturities - begin	15 months from December 31, 2011
Long term investment maturities - end	21 months from December 31, 2011
Fair Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	563,275	[1]	341,683	[1]
Long-term debt	1,586,858	[2]	1,482,181	[2]
Fair Value | Certificates Of Deposit
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	27,444	[3],[4]	97,270	[3],[4]
Fair Value | Government Backed Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	218,829	[3],[4],[5]	305,612	[3],[4],[5]
Long-term investments	45,310	[3],[5],[6]	102,325	[3],[5],[6]
Book Value
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	563,275	[1]	341,683	[1]
Long-term debt	1,525,648	[2]	1,495,461	[2]
Book Value | Certificates Of Deposit
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	27,444	[3],[4]	97,270	[3],[4]
Book Value | Government Backed Securities
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Short-term investments	218,829	[3],[4],[5]	305,612	[3],[4],[5]
Long-term investments	$ 45,138	[3],[5],[6]	$ 102,185	[3],[5],[6]

[1]	In preparing its Consolidated Statement of Cash Flows for the year ended December 31, 2011, TDS discovered certain errors related to the classification of outstanding checks with the right of offset. This error resulted in the misstatement of Cash for the year ended December 31, 2010. The amounts herein have been revised to reflect the proper amounts. See Note 2 — Revision of Prior Period Amounts for additional information.
[2]	Excludes capital lease obligations and current portion of Long-term debt.
[3]	Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
[4]	Maturities are less than twelve months from the respective balance sheet dates.
[5]	Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program.
[6]	Maturities range between 15 and 21 months from the balance sheet date.